Related Party Transactions and Balances (Details) - Schedule of major related parties and their relationships	12 Months Ended
Dec. 31, 2022
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A company controlled by the Company’s controlling shareholder
Mr. Ya Li [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer, Chairman of the Board